GARTMORE MUTUAL FUNDS

                        Gartmore Nationwide Leaders Fund
                     (formerly "Gartmore U.S. Leaders Fund")
                        Gartmore U.S. Growth Leaders Fund
                           Gartmore Worldwide Leaders

                     Prospectus Supplement dated May 1, 2002
                        to Prospectus dated March 1, 2002


Effective May 1, 2002, disclosure of the prospectus is hereby amended to reflect that the Gartmore U.S. Leaders Fund has changed its name to Gartmore Nationwide Leaders Fund.


           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE.